UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20546

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: June 30, 2000

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
THIS AMENDEMENT (CHECK ONLY ONE.). [ ] IS A RESTATMENT.
[ ] adds new entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:			RABORN & CO., INC.
ADDRESS:		777 EAST ATLANTIC AVE.
			SUITE 301
			DELRAY BEACH, FL   33483

13F FILE NUMBER:

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE
PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON
SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL
INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL RQUIRED ITEMS, STATEMENT,
SCHEDULES, LISTS AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:			DOUGLAS K. RABORN
TITLE:		CEO, PORTFOLIO MANAGER
PHONE:		561-278-5555
SIGNATURE, PLACE, AND DATE OF SIGNING:

DOUGLAS K. RABORN 	DELRAY BEACH, FL June 30, 2000
REPORT TYPE (CHECK ONLY ONE.):

[X]  13F HOLDING REPORT.

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT.

LIST OF OTHER MANAGAER REPORTING FOR THIS MANAGER:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGER:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL:
FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHERS INCLUDED MANAGERS:
NO.  13 F FILE NUMBER NAME

RABORN & CO., INC.
FORM 13F
June 30, 2000
                                      									VOTING AUTHORITY
									                                          	NONE
ABBOTT LAB    COM   002824100   597   13400 SH   SOLE   13400
ANSWERTHINK   COM   036916104   457   27478 SH   SOLE   27478
CHEVRON       COM   166751107   251   2960 SH    SOLE   2960
CITIGROUP     COM   172967101   6304  104637 SH  SOLE   104637
COCA COLA     COM   191216100   276   4800 SH    SOLE   4800
COLGATE       COM   194162103   239   4000 SH    SOLE   4000
COUNTRY WIDE  COM   222372104   5430  179125 SH  SOLE   179125
EMERSON ELEC  COM   291011104   451   7472 SH    SOLE   7472
EXXON MOBILE  COM   30231G102   996   12684 SH   SOLE   12684
GTE           COM   362320103   309   4960 SH    SOLE   4960
GENERAL ELEC  COM   369604103   1828  34491 SH   SOLE   34491
GEOTEK        COM   373654102   0     10000 SH   SOLE   10000
GLOBAL CAP    COM   37931J104   4118  590975 SH  SOLE   590975
IBM           COM   459200101   340   3100 SH    SOLE   3100
INTEL         COM   458140100   243   1820 SH    SOLE   1820
J W GENESIS   COM   482227105   1957  230193 SH  SOLE   230193
JOHNSON &     COM   478160104   316   3100 SH    SOLE   3100
PROCTOR&GAMBLECOM   742718109   256   4480 SH    SOLE   4480
QUARTER OATS  COM   747402105   260   3456 SH    SOLE   3456
SAFEWAY       COM   786514208   2857 63500 SH    SOLE   63500
SALTON        COM   795757103   14057 381203 SH  SOLE   381203
SHARPER       COM   820013100   6352 508125 SH   SOLE   508125
SOURCE INFO   COM   836151209   9263  607424 SH  SOLE   607424
TITAN         COM   888266103   7180  160445 SH  SOLE   160445
TOLL BROS     COM   889478103   2840  138555 SH  SOLE   138555
TYCO          COM   902124106   4692  99050 SH   SOLE   99050
VISHAY        COM   928298105   2511  66178 SH   SOLE   66178
WALGREENS     COM   931422109   547   17000 SH   SOLE   17000
REPORT SUMMARY  28 DATA RECORDS 74684   0 OTHER MANAGERS ON WHOSE BEHALF